Financial instruments - additional disclosures (Details 11) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Ten day loss fair value VAR model [line items]
All financial instruments	$ 355	$ 337
Instruments sensitive to foreign currency exchange rates	89	217
Instruments sensitive to equity market movements	31	122
Instruments sensitive to interest rates	187	221
Average
Ten day loss fair value VAR model [line items]
All financial instruments	348	443
Instruments sensitive to foreign currency exchange rates	143	324
Instruments sensitive to equity market movements	36	60
Instruments sensitive to interest rates	233	253
High
Ten day loss fair value VAR model [line items]
All financial instruments	385	553
Instruments sensitive to foreign currency exchange rates	195	473
Instruments sensitive to equity market movements	81	122
Instruments sensitive to interest rates	303	361
Low
Ten day loss fair value VAR model [line items]
All financial instruments	303	337
Instruments sensitive to foreign currency exchange rates	86	217
Instruments sensitive to equity market movements	16	22
Instruments sensitive to interest rates	$ 187	$ 169